Acquisitions (Details) - Schedule of preliminary analysis for the Kyle’s Acquisition - Kyle’s Acquisition [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Purchase consideration at fair value:
Common shares	$ 3,675,000	$ 3,675,000
Notes payable	498,979	498,979
Due to seller	4,389,792
Amount of consideration	8,563,771	8,563,771
Assets acquired and liabilities assumed at fair value
Cash	130,000	130,000
Accounts receivable	385,095	385,095
Costs in excess of billings	122,016	122,016
Other current assets	13,707	13,707
Property and equipment	200,737	200,737
Customer related intangibles	2,727,000	2,727,000
Marketing related intangibles	294,000	294,000
Accounts payable and accrued expenses	(263,597)	(263,597)
Billings in excess of costs	(43,428)	(43,428)
Other liabilities	(49,000)
Net tangible assets acquired	3,516,530	3,516,530
Total net assets acquired	3,516,530	3,516,530
Consideration paid	8,563,771	8,563,771
Goodwill	$ 5,047,241	$ 5,047,243